AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Real Estate – 92.7%
Diversified Real Estate Activities – 7.3%
Daito Trust Construction Co., Ltd.	11,200	$1,315,887
Mitsubishi Estate Co., Ltd.	121,100	1,899,685
Mitsui Fudosan Co., Ltd.	308,700	7,219,646
New World Development Co., Ltd.	513,250	2,433,195
Sumitomo Realty & Development Co., Ltd.	39,800	1,297,210
Sun Hung Kai Properties Ltd.	318,000	4,549,105
UOL Group Ltd.	215,500	1,158,220

		19,872,948

Diversified REITs – 7.5%
Alexander & Baldwin, Inc.	72,490	1,451,250
Broadstone Net Lease, Inc.	45,540	1,184,951
Cofinimmo SA	7,860	1,270,186
Daiwa House REIT Investment Corp.	715	2,128,767
Essential Properties Realty Trust, Inc.(a)	111,070	3,309,886
Fibra Uno Administracion SA de CV	428,820	466,599
ICADE	16,390	1,498,205
Land Securities Group PLC	199,880	1,967,294
LondonMetric Property PLC	414,840	1,433,136
Merlin Properties Socimi SA	208,310	2,336,413
Stockland	1,090,757	3,527,635

		20,574,322

Health Care REITs – 6.4%
Medical Properties Trust, Inc.	185,250	3,895,807
Omega Healthcare Investors, Inc.	73,226	2,656,639
Physicians Realty Trust	161,786	3,065,845
Welltower, Inc.(a)	89,680	7,789,605

		17,407,896

Hotel & Resort REITs – 2.1%
Apple Hospitality REIT, Inc.	94,290	1,409,636
Park Hotels & Resorts, Inc.(b)	140,860	2,605,910
RLJ Lodging Trust	125,670	1,803,364

		5,818,910

Industrial REITs – 14.6%
Americold Realty Trust	101,916	3,959,437
Ascendas Real Estate Investment Trust	682,400	1,570,368
Dream Industrial Real Estate Investment Trust	195,737	2,518,098
GLP J-Reit	1,034	1,852,067
Industrial & Infrastructure Fund Investment Corp.	797	1,544,810
Mitsui Fudosan Logistics Park, Inc.	254	1,421,594
Plymouth Industrial REIT, Inc.(a)	26,388	609,035
Prologis, Inc.	116,240	14,883,370
Rexford Industrial Realty, Inc.(a)	55,760	3,430,355
Segro PLC	268,154	4,532,939
STAG Industrial, Inc.	90,920	3,756,814

		40,078,887

Office REITs – 7.7%
Alexandria Real Estate Equities, Inc.	31,140	6,269,727
alstria office REIT-AG	109,750	2,322,003

Company	Shares	U.S. $ Value
Cousins Properties, Inc.	93,812	$3,726,213
Daiwa Office Investment Corp.	172	1,240,984
Japan Prime Realty Investment Corp.	324	1,267,240
Kilroy Realty Corp.	36,590	2,534,589
Nippon Building Fund, Inc.	476	3,076,220
True North Commercial Real Estate Investment Trust	87,525	531,773

		20,968,749

Real Estate Development – 0.8%
CIFI Holdings Group Co., Ltd.	1,020,000	615,146
Instone Real Estate Group AG(c)	51,368	1,590,410

		2,205,556

Real Estate Operating Companies – 7.8%
ADLER Group SA(c)	86,190	2,091,889
Aroundtown SA	331,900	2,597,804
CA Immobilien Anlagen AG	39,320	1,730,938
CTP NV(b) (c)	70,317	1,417,404
Fastighets AB Balder - Class B(b)	42,520	2,934,242
Hulic Co., Ltd.	108,600	1,235,514
LEG Immobilien SE	22,160	3,502,315
Shurgard Self Storage SA	21,550	1,155,172
Swire Properties Ltd.	435,400	1,238,346
TAG Immobilien AG	73,870	2,449,852
Wharf Real Estate Investment Co., Ltd.	173,000	977,083

		21,330,559

Residential REITs – 16.5%
American Campus Communities, Inc.	65,940	3,317,441
American Homes 4 Rent - Class A(a)	97,020	4,074,840
Bluerock Residential Growth REIT, Inc.(a)	52,050	664,678
Comforia Residential REIT, Inc.	414	1,322,943
Daiwa Securities Living Investments Corp.	1,374	1,508,518
Equity Residential	9,170	771,472
Essex Property Trust, Inc.	17,810	5,843,461
Independence Realty Trust, Inc.(a)	164,350	3,168,668
Invitation Homes, Inc.	106,810	4,345,031
Killam Apartment Real Estate Investment Trust	179,690	2,981,391
Mid-America Apartment Communities, Inc.	24,590	4,748,329
Minto Apartment Real Estate Investment Trust(c)	75,720	1,490,002
Sun Communities, Inc.	31,468	6,171,189
UDR, Inc.	86,410	4,751,686

		45,159,649

Retail REITs – 10.9%
AEON REIT Investment Corp.	804	1,169,647
Brixmor Property Group, Inc.	174,320	4,012,846
CapitaLand Integrated Commercial Trust	1,494,284	2,367,805
Eurocommercial Properties NV	67,766	1,699,940
Link REIT	376,360	3,596,627
Mercialys SA	92,889	1,125,203
NETSTREIT Corp.	63,369	1,644,426
Retail Opportunity Investments Corp.	37,150	656,441
Simon Property Group, Inc.	57,550	7,281,226
SITE Centers Corp.(a)	228,350	3,621,631

Company	Shares	U.S. $ Value
Vicinity Centres	2,298,168	$2,626,088

		29,801,880

Specialized REITs – 11.1%
CubeSmart	79,260	3,936,052
Digital Realty Trust, Inc.	50,514	7,787,238
EPR Properties	50,520	2,541,156
Equinix, Inc.	3,430	2,814,006
MGM Growth Properties LLC - Class A	77,790	2,940,462
National Storage Affiliates Trust	71,020	3,847,154
Public Storage	13,300	4,155,984
Safestore Holdings PLC	170,020	2,495,623

		30,517,675

		253,737,031

Materials – 2.7%
Construction Materials – 1.8%
Breedon Group PLC(b)	701,560	1,051,232
Buzzi Unicem SpA	64,730	1,711,013
Fletcher Building Ltd.	248,810	1,324,839
Grupo Cementos de Chihuahua SAB de CV	101,050	823,426

		4,910,510

Paper Products – 0.9%
Stora Enso Oyj - Class R	120,480	2,385,706

		7,296,216

Consumer Durables & Apparel – 1.1%
Homebuilding – 1.1%
Persimmon PLC	36,360	1,466,675
PulteGroup, Inc.	29,880	1,639,516

		3,106,191

Consumer Services – 0.9%
Hotels, Resorts & Cruise Lines – 0.5%
Hilton Grand Vacations, Inc.(b)	30,385	1,235,758

Leisure Facilities – 0.2%
Planet Fitness, Inc.(b)	7,710	580,023

Restaurants – 0.2%
Dine Brands Global, Inc.(b)	8,080	625,958

		2,441,739

Transportation – 0.9%
Highways & Railtracks – 0.9%
Transurban Group	225,558	2,379,138

Telecommunication Services – 0.5%
Integrated Telecommunication Services – 0.5%
Infrastrutture Wireless Italiane SpA(c)	118,420	1,337,693

Company	Shares	U.S. $ Value

Capital Goods – 0.3%
Electrical Components & Equipment – 0.3%
Vertiv Holdings Co.	33,470	$938,499

Software & Services – 0.2%
Internet Services & Infrastructure – 0.2%
GDS Holdings Ltd. (ADR)(b)	9,250	545,379

Total Common Stocks (cost $207,307,485)		271,781,886

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $906,122)	906,122	906,122

Total Investments Before Security Lending Collateral for Securities Loaned – 99.6% (cost $208,213,607)		272,688,008

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
Investment Companies – 1.3%
AB Fixed Income Shares, Inc. - AB Government Money Market Portfolio Class AB, 0.01%(d) (e) (f) (cost $3,376,614)	3,376,614	3,376,614

Total Investments – 100.9% (cost $211,590,221)(g)		276,064,622
Other assets less liabilities – (0.9)%		(2,356,484)

Net Assets – 100.0%		$273,708,138

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	267,438	USD	2,420	08/19/2021	$(17,767)
Bank of America, NA	JPY	225,692	USD	2,070	08/19/2021	12,614
Bank of America, NA	USD	702	SEK	6,054	10/13/2021	1,640
Bank of America, NA	EUR	623	USD	737	11/08/2021	(3,896)
BNP Paribas SA	USD	3,019	SGD	4,025	08/19/2021	(48,531)
BNP Paribas SA	NZD	884	USD	615	10/15/2021	(705)
Citibank, NA	EUR	4,013	USD	4,791	08/03/2021	30,503
Citibank, NA	USD	549	GBP	390	08/26/2021	(7,048)
Citibank, NA	MXN	12,757	USD	629	08/27/2021	(9,752)
Citibank, NA	CNY	7,799	USD	1,198	09/16/2021	(4,418)
Citibank, NA	USD	656	CNY	4,285	09/16/2021	4,670
Deutsche Bank AG	EUR	4,996	USD	6,121	08/03/2021	194,147
JPMorgan Chase Bank, NA	USD	1,975	CHF	1,775	08/05/2021	(15,040)
JPMorgan Chase Bank, NA	USD	1,071	JPY	118,765	08/19/2021	11,605
Morgan Stanley & Co., Inc.	JPY	79,739	USD	719	08/19/2021	(7,752)
Morgan Stanley & Co., Inc.	JPY	141,963	USD	1,304	08/19/2021	10,305
Morgan Stanley & Co., Inc.	USD	1,171	JPY	128,864	08/19/2021	4,174
Morgan Stanley & Co., Inc.	USD	564	NOK	4,936	10/13/2021	(5,457)
Natwest Markets PLC	EUR	859	USD	1,028	08/03/2021	9,415
Natwest Markets PLC	USD	565	EUR	475	08/03/2021	(1,212)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Natwest Markets PLC	USD	598	JPY	65,302	08/19/2021	$(2,291)
Natwest Markets PLC	USD	2,501	JPY	275,397	08/19/2021	9,584
Societe Generale	GBP	887	USD	1,240	08/26/2021	6,587
Societe Generale	USD	3,549	SEK	30,546	10/13/2021	1,062
State Street Bank & Trust Co.	USD	1,026	EUR	851	08/03/2021	(16,472)
State Street Bank & Trust Co.	USD	949	CHF	864	08/05/2021	4,926
State Street Bank & Trust Co.	USD	403	JPY	44,028	08/19/2021	(1,983)
State Street Bank & Trust Co.	USD	740	JPY	82,476	08/19/2021	11,965
State Street Bank & Trust Co.	EUR	8,542	USD	10,152	11/08/2021	(824)

						$170,049

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $7,927,398 or 2.9% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $67,780,054 and gross unrealized depreciation of investments was $(3,135,604), resulting in net unrealized appreciation of $64,644,450.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

July 31, 2021 (unaudited)

57.4%	United States
10.8%	Japan
5.3%	Germany
4.7%	United Kingdom
4.7%	Hong Kong
3.1%	Australia
2.8%	Canada
1.9%	Singapore
1.1%	Netherlands
1.1%	Italy
1.1%	Sweden
1.0%	France
0.9%	Belgium
3.8%	Other
0.3%	Short-Term

100.0%	Total Investments

1

All data are as of July 31, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 0.9% or less in the following: Austria, China, Finland, Mexico, New Zealand and Spain.

AB Institutional Funds, Inc.

Global Real Estate Investment Fund II

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Real Estate	$168,877,296	$84,859,735	$—	$253,737,031
Materials	1,874,658	5,421,558	—	7,296,216
Consumer Durables & Apparel	1,639,516	1,466,675	—	3,106,191

Consumer Services	2,441,739	—		—	2,441,739
Transportation	—	2,379,138		—	2,379,138
Telecommunication Services	—	1,337,693		—	1,337,693
Capital Goods	938,499	—		—	938,499
Software & Services	545,379	—		—	545,379
Short-Term Investments	906,122	—		—	906,122
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,376,614	—		—	3,376,614

Total Investments in Securities	180,599,823	95,464,799	(a)	—	276,064,622
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	313,197		—	313,197
Liabilities:
Forward Currency Exchange Contracts	—	(143,148)		—	(143,148)

Total	$180,599,823	$95,634,848		$—	$276,234,671

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$712	$38,133	$37,939	$906	$0	**
Government Money Market Portfolio*	0	5,446	2,069	3,377	0	**
Total	$712	$43,579	$40,008	$4,283	$0	**

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.